Weighted Average Useful Life of Each Component of Computer Software (Detail) (Computer Software, Intangible Asset)	12 Months Ended
Dec. 31, 2011 Year
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	5.9
Licensed computer software
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	5.6
Software development costs
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	6.0
Acquisition technology intangibles
Finite-Lived Intangible Assets [Line Items]
Weighted Average Amortization Period (Yrs)	6.9